Schedule of composition of intangible assets (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 12,953	R$ 11,810	R$ 11,624	R$ 10,777
[custom:IntangibleAssetsOtherThanGoodwillAccumulatedAmortization-0]	(9,822)
[custom:IntangibleAssetsOtherThanGoodwillResidualValue-0]	12,953	11,810
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsOtherThanGoodwillAccumulatedAmortization-0]		(9,194)
Onerous Concession [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	13	19
[custom:IntangibleAssetsOtherThanGoodwillAccumulatedAmortization-0]	(8)	(13)
Temporary Easement Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	15	13
[custom:IntangibleAssetsOtherThanGoodwillAccumulatedAmortization-0]	(5)
[custom:IntangibleAssetsOtherThanGoodwillResidualValue-0]	10	9
Temporary Easement Intangible Assets [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsOtherThanGoodwillAccumulatedAmortization-0]		(4)
Onerous Concession [Member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsOtherThanGoodwillResidualValue-0]	5	6
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Intangible assets	21,476	20,781
Assets Of Concession [Member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsOtherThanGoodwillAccumulatedAmortization-0]	(9,669)
[custom:IntangibleAssetsOtherThanGoodwillResidualValue-0]	11,807	11,674
Assets Of Concession [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsOtherThanGoodwillAccumulatedAmortization-0]		(9,107)
Assets Of Concession G S F [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	1,032	0
[custom:IntangibleAssetsOtherThanGoodwillAccumulatedAmortization-0]	(66)
[custom:IntangibleAssetsOtherThanGoodwillResidualValue-0]	966	0
Assets Of Concession G S F [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsOtherThanGoodwillAccumulatedAmortization-0]		0
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets	78	78
[custom:IntangibleAssetsOtherThanGoodwillAccumulatedAmortization-0]	(74)
[custom:IntangibleAssetsOtherThanGoodwillResidualValue-0]	4	8
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsOtherThanGoodwillAccumulatedAmortization-0]		(70)
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Intangible assets	161	113	82	63
[custom:IntangibleAssetsOtherThanGoodwillAccumulatedAmortization-0]
[custom:IntangibleAssetsOtherThanGoodwillResidualValue-0]	161	113
Intangible assets under development [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets	22,614	20,891
Useful Life Defined Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	12,792	11,697	R$ 11,542	R$ 10,714
Useful Life Defined Intangible Asset [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets	R$ (9,822)	(9,194)
Useful Life Defined Intangible Asset [Member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
[custom:IntangibleAssetsOtherThanGoodwillAccumulatedAmortization-0]